Critical Accounting Estimates and Judgments (Details) - Schedule of sensitivity analysis was performed considering increase/decrease corporation’s gross margins - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of sensitivity analysis was performed considering increase/decrease corporation’s gross margins [Abstract]
Revenues	S/ 2,272,561	S/ 1,815,671	S/ 2,411,880
Gross profit	S/ 93,913	S/ 99,362	S/ 60,317
%	4.13%	5.47%	2.50%
Plus 10%	4.54%	6.02%	2.75%
Increase in profit before income tax	S/ 9,261	S/ 9,941	S/ 6,010
Total	S/ 103,174	S/ 109,303	S/ 66,327
Less 10%	3.72%	4.92%	2.25%
Decrease in profit before income tax	S/ (9,261)	S/ (9,941)	S/ (6,010)
Total sensitivity analysis	S/ 84,652	S/ 89,421	S/ 54,307